Portfolio of Investments	June 30, 2025 (Unaudited)
Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)

Closed-End Funds — 83.7%
133,755	Aberdeen Asia-Pacific Income Fund, Inc.	2,129,380
328,272	Allspring Income Opportunities Fund	2,317,600
120,256	Allspring Multi-Sector Income Fund	1,136,419
55,308	BlackRock Core Bond Trust	537,594
157,854	BlackRock Credit Allocation Income Trust	1,723,766
122,082	BlackRock Municipal Income Trust	1,170,766
111,533	BlackRock Municipal Income Trust II	1,119,791
126,125	BlackRock MuniHoldings Fund, Inc.	1,412,600
97,080	BlackRock MuniYield Fund, Inc.	974,683
25,965	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	215,769
154,482	Brookfield Real Assets Income Fund, Inc.	2,065,424
87,800	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	1,842,044
97,504	First Trust Intermediate Duration Preferred & Income Fund	1,835,025
166,786	Franklin Ltd Duration Income Trust	1,070,766
114,679	Invesco Municipal Opportunity Trust	1,052,753
75,931	Invesco Municipal Trust	694,769
93,967	Invesco Quality Municipal Income Trust	881,411
169,975	KKR Income Opportunities Fund	2,134,886
614,324	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,145,339
67,315	Neuberger Berman Municipal Fund, Inc.	661,706
44,204	Nuveen AMT-Free Municipal Credit Income Fund	527,354
94,883	Nuveen AMT-Free Quality Municipal Income Fund	1,036,122
101,642	Nuveen Quality Municipal Income Fund	1,147,538
42,966	Nuveen Variable Rate Preferred & Income Fund	828,385
45,426	PGIM Short Duration High Yield Opportunities Fund	764,974
45,130	PIMCO Dynamic Income Strategy Fund	1,112,455
379,951	Templeton Emerging Markets Income Fund	2,279,706
332,197	Western Asset Emerging Markets Debt Fund, Inc.	3,338,580
42,545	Western Asset Global High Income Fund, Inc.	278,244
377,581	Western Asset High Income Fund II, Inc.	1,619,823
100,507	Western Asset Managed Municipals Fund, Inc.	995,019
Total Closed-End Funds (Cost $41,513,298)		42,050,691

Common Stock — 1.2%
Financials — 1.2%
66,143	AGNC Investment Corp.	607,854
Total Common Stock (Cost $629,503)		607,854

Exchange-Traded Funds — 11.3%
59,257	Angel Oak Income ETF	1,232,545
44,841	SPDR Bloomberg 3-12 Month T-Bill ETF	4,458,541
Total Exchange-Traded Funds (Cost $5,668,291)		5,691,086

Purchased Options Contracts — 0.5%(a)
Total Purchased Options Contracts (Cost $185,665)		250,250

Total Investments — 96.7% (Cost $47,996,757)		48,599,881
Other Assets in Excess of Liabilities — 3.3%		1,666,931
Net Assets — 100.0%		50,266,812

(a)	See Purchased Options Contracts

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

PIMCO — Pacific Investment Management Company

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Rareview Dynamic Fixed Income ETF

Written Options Contacts

Exchange-traded options on future contracts written as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	715	171,488	84,698	96.31	9/12/25	(75,969)
(Total Premiums Received $84,698)							(75,969)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	715	172,159	185,665	95.94	9/12/25	250,250
(Total Cost $185,665)							250,250

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2025 (Unaudited)
Rareview Tax Advantaged Income ETF

Shares		Fair Value ($)

Closed-End Funds — 97.7%
196,200	BlackRock Municipal Income Trust	1,881,558
156,869	BlackRock Municipal Income Trust II	1,574,965
172,989	BlackRock MuniHoldings Fund, Inc.	1,937,477
99,336	BlackRock MuniYield Fund, Inc.	997,333
139,269	Invesco Municipal Opportunity Trust	1,278,489
154,022	Invesco Municipal Trust	1,409,301
156,924	Invesco Quality Municipal Income Trust	1,471,947
89,909	Neuberger Berman Municipal Fund, Inc.	883,805
54,734	Nuveen AMT-Free Municipal Credit Income Fund	652,977
109,003	Nuveen AMT-Free Quality Municipal Income Fund	1,190,313
158,483	Nuveen Quality Municipal Income Fund	1,789,273
187,264	Western Asset Managed Municipals Fund, Inc.	1,853,914
Total Closed-End Funds (Cost $17,709,739)		16,921,352

Purchased Options Contracts — 0.5%(a)
Total Purchased Options Contracts (Cost $64,374)		86,800

Total Investments — 98.2% (Cost $17,774,113)		17,008,152
Other Assets in Excess of Liabilities — 1.8%		313,778
Net Assets — 100.0%		17,321,930

(a)	See Purchased Options Contracts

AMT — Alternative Minimum Tax

Written Options Contacts

Exchange-traded options on future contracts written as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	248	59,714	29,401	96.31	9/12/25	(26,350)
(Total Premiums Received $29,401) – 0.2%							(26,350)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	248	59,481	64,374	95.94	9/12/25	86,800
(Total Cost $64,374) – 0.5%							86,800

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2025 (Unaudited)
Rareview Systematic Equity ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 156.1%
26,320	Invesco QQQ Trust Series 1(a)	14,519,165
142,193	SPDR Bloomberg 1-3 Month T-Bill ETF	13,043,364
310,735	Vanguard FTSE Developed Markets ETF(b)	17,715,002
143,735	Vanguard FTSE Emerging Markets ETF	7,109,133
44,416	Vanguard S&P 500 ETF(c)	25,229,621
30,233	Vanguard Small-Cap ETF	7,164,616
Total Exchange-Traded Funds (Cost $74,463,438)		84,780,901

Total Investments — 156.1% (Cost $74,463,438)		84,780,901
Other Assets in Excess of Liabilities — (56.1%)		(30,477,122)
Net Assets — 100.0%		54,303,779

(a)	As of June 30, 2025, investment is 26.7% of the Fund’s net assets.
(b)	As of June 30, 2025, investment is 32.6% of the Fund’s net assets.
(c)	As of June 30, 2025, investment is 46.5% of the Fund’s net assets.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2025 (Unaudited)
Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)

Asset-Backed Securities — 1.4%
60,000	Carmax Auto Owner Trust Series 2022-3 Class C 4.98%, 02/15/2028	60,148
91,596	Dell Equipment Finance Trust Series 2023-3 Class A3 5.93%, 04/23/2029	92,097
100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	100,976
75,000	MetroNet Infrastructure Issuer LLC Series 2023-1A Class A2 6.56%, 04/20/2053	76,779
215,000	Verizon Master Trust Series 2024-3 Class A1A 5.34%, 04/22/2030	219,531
Total Asset-Backed Securities (Cost $545,166)		549,531

Collateralized Mortgage Obligations — 7.0%
164,892	Angel Oak Mortgage Trust Series 2021-7 Class A1 1.98%, 10/25/2066	142,068
136,719	BRAVO Residential Funding Trust Series 2024-NQM4 Class A1A 4.35%, 01/25/2060	134,486
16,742	COLT Mortgage Loan Trust Series 2020-2R Class A1 1.33%, 10/26/2065	15,645
95,849	COLT Mortgage Loan Trust Series 2021-HX1 Class A1 1.11%, 10/25/2066	82,258
71,211	Flagstar Mortgage Trust Series 2021-4 Class A5 2.50%, 06/01/2051	63,155
123,382	GCAT Trust Series 2021-NQM5 Class A1 1.26%, 07/25/2066	104,017
100,957	GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A8 2.50%, 01/25/2052	89,568
258,131	JPMorgan Mortgage Trust Series 2017-2 Class B5 3.64%, 05/25/2047	231,535
187,828	JPMorgan Mortgage Trust Series 2021-4 Class A11 4.97%, 08/25/2051	173,942
264,305	JPMorgan Mortgage Trust Series 2021-10 Class A11 5.00%, 12/25/2051	247,917
312,127	JPMorgan Mortgage Trust Series 2024-INV1 Class A3 5.50%, 04/25/2055	310,186
112,583	Mello Mortgage Capital Acceptance Series 2021-INV2 Class A4 2.50%, 08/25/2051	99,776
139,951	New Residential Mortgage Loan Trust Series 2021-INV2 Class A11 5.00%, 09/25/2051	130,919
261,989	PRKCM Trust Series 2021-AFC2 Class A1 2.07%, 11/25/2056	231,985
69,496	PRMI Securitization Trust Series 2021-1 Class A3B 2.00%, 04/25/2051	60,159
83,153	TRK Trust Series 2021-INV2 Class A1 1.97%, 11/25/2056	73,650
233,569	Wells Fargo Mortgage Backed Securities Trust Series 2021-1 Class B2 2.70%, 12/25/2050	201,188
119,912	Wells Fargo Mortgage Backed Securities Trust Series 2021-2 Class A3 2.50%, 06/25/2051	106,239
77,507	Wells Fargo Mortgage Backed Securities Trust Series 2022-2 Class A2 2.50%, 12/25/2051	63,107
132,985	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 Class A4 3.00%, 03/25/2052	120,607
Total Collateralized Mortgage Obligations (Cost $2,657,735)		2,682,407

Collateralized Mortgage-Backed Securities — 6.3%
50,000	BANK Series 2024-BNK47 Class C 6.83%, 06/15/2057	51,051
140,000	BANK Series 2019-BN22 Class B 3.41%, 11/15/2062	127,377
100,000	BANK Series 2019-BN22 Class A4 2.98%, 11/15/2062	93,301
260,000	BANK5 Series 2023-5YR1 Class D 4.00%, 04/15/2056	227,580
181,673	BBCMS Mortgage Trust Series 2024-C24 Class A1 5.23%, 02/15/2057	183,087
200,000	BBCMS Mortgage Trust Series 2024-5C29 Class A2 4.74%, 09/15/2057	200,612
65,000	Benchmark Mortgage Trust Series 2020-B20 Class B 2.53%, 10/15/2053	50,887
100,000	Benchmark Mortgage Trust Series 2024-V7 Class AS 6.53%, 05/15/2056	104,967
127,000	Benchmark Mortgage Trust Series 2024-V7 Class A3 6.23%, 05/15/2056	133,753
240,000	Benchmark Mortgage Trust Series 2024-V5 Class B 6.06%, 01/10/2057	244,706
100,000	Benchmark Mortgage Trust Series 2024-V6 Class AS 6.38%, 03/15/2057	104,466
100,000	BMO Mortgage Trust Series 2024-C9 Class A2 6.76%, 07/15/2057	104,835
96,643	CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3 3.28%, 11/15/2050	94,298
135,000	CSAIL Commercial Mortgage Trust Series 2018-C14 Class A4 4.42%, 11/15/2051	134,208
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series KG02 Class A2 2.41%, 08/25/2029	93,702
100,000	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates Series K-158 Class A2 4.05%, 07/25/2033	97,202
12,361	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class A5 3.67%, 11/15/2047	12,070
145,000	MED Commercial Mortgage Trust Series 2024-MOB Class A 5.90%, 05/15/2041	144,421
100,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A4 4.07%, 03/15/2052	97,469
110,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4 3.10%, 06/15/2049	107,833
Total Collateralized Mortgage-Backed Securities (Cost $2,382,183)		2,407,825

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)

Corporate Bonds — 22.3%
299,000	Appalachian Power Co. 5.65%, 04/01/2034	307,612
96,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030	94,489
306,000	Bank of America Corp. 5.47%, 01/23/2035	314,366
75,000	Beazer Homes USA, Inc. 7.50%, 03/15/2031	76,034
294,000	Boeing Co. (The) 6.13%, 02/15/2033	310,118
308,000	Citigroup, Inc. 4.91%, 05/24/2033	307,310
94,000	Comstock Resources, Inc. 6.75%, 03/01/2029	94,210
82,000	Coreweave, Inc. 9.25%, 06/01/2030	83,831
297,000	Dell International LLC/EMC Corp. 5.40%, 04/15/2034	302,470
76,000	Directv Financing LLC 8.88%, 02/01/2030	74,525
296,000	Eastman Chemical Co. 5.63%, 02/20/2034	301,682
314,000	EQT Corp. 5.75%, 02/01/2034	324,667
295,000	General Motors Financial Co., Inc. 6.10%, 01/07/2034	303,623
345,000	Goldman Sachs Group, Inc. (The) 4.41%, 04/23/2039	311,018
374,000	GXO Logistics, Inc. 2.65%, 07/15/2031	325,430
297,000	HCA, Inc. 5.60%, 04/01/2034	303,875
259,000	Intel Corp. 5.15%, 02/21/2034	258,470
293,000	Interstate Power and Light Co. 5.70%, 10/15/2033	304,226
435,000	JPMorgan Chase & Co. 3.11%, 04/22/2041	333,401
308,000	Kinder Morgan, Inc. 5.30%, 12/01/2034	307,275
77,000	Kraken Oil Gas Partners LLC 7.63%, 08/15/2029	75,647
304,000	Morgan Stanley 5.47%, 01/18/2035	311,007
293,000	Ovintiv, Inc. 6.25%, 07/15/2033	302,505
289,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	295,929
298,000	Philip Morris International, Inc. 5.25%, 02/13/2034	303,942
332,000	Pilgrim’s Pride Corp. 4.25%, 04/15/2031	320,088
297,000	Radian Group, Inc. 6.20%, 05/15/2029	308,590
93,000	Rithm Capital Corp. 8.00%, 04/01/2029	93,959
299,000	State Street Corp. 5.16%, 05/18/2034	305,436
98,000	TEGNA, Inc. 5.00%, 09/15/2029	93,608
296,000	Tyson Foods, Inc. 5.70%, 03/15/2034	306,432
297,000	U.S. Bancorp 5.68%, 01/23/2035	308,338
93,000	Univision Communications, Inc. 6.63%, 06/01/2027	92,746
64,000	Vital Energy, Inc. 7.88%, 04/15/2032	54,721
311,000	Wells Fargo & Co. 5.61%, 01/15/2044	301,433
Total Corporate Bonds (Cost $8,380,777)		8,513,013

Exchange-Traded Fund — 2.5%
47,777	VanEck Emerging Markets High Yield Bond ETF	946,940
Total Exchange-Traded Fund (Cost $936,960)		946,940

Municipal Bonds — 0.9%
30,000	City of Dallas (GO) 5.61%, 02/15/2030	31,364
70,000	County of Miami-Dade Transit System (RB) Series B 5.53%, 07/01/2032	71,406
55,000	Metropolitan Transportation Authority (RB) 6.65%, 11/15/2039	59,036
30,000	New York City Municipal Water Finance Authority (RB) 5.88%, 06/15/2044	30,410
60,000	State of California (GO) 7.55%, 04/01/2039	71,909
69,804	State of Illinois (GO) 5.10%, 06/01/2033	70,012
Total Municipal Bonds (Cost $332,849)		334,137

Treasury Bill — 3.6%
1,385,000	United States Treasury Bill ,4.12%, 7/31/2025(a)	1,380,191
Total Treasury Bill (Cost $1,380,139)		1,380,191

Treasury Notes — 20.3%
951,000	United States Treasury Note/Bond 4.25%, 12/31/2026	956,535
373,000	United States Treasury Note/Bond 4.25%, 02/15/2028	378,041
2,579,000	United States Treasury Note/Bond 4.00%, 05/31/2030	2,603,984
1,831,000	United States Treasury Note/Bond 4.13%, 05/31/2032	1,846,449
1,964,000	United States Treasury Note/Bond 4.25%, 05/15/2035	1,967,069
Total Treasury Notes (Cost $7,696,278)		7,752,078

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
Rareview Total Return Bond ETF

Face Amount ($)		Fair Value ($)

U.S. Government Agency Mortgages — 34.3%
105,000	Federal Home Loan Banks 5.15%, 11/26/2027	105,186
100,000	Federal Home Loan Banks 5.75%, 02/25/2037	99,852
163,823	Federal Home Loan Mortgage Corporation 3.00%, 02/01/2050	146,970
345,485	Federal Home Loan Mortgage Corporation 2.50%, 09/01/2051	286,623
407,880	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2051	338,389
438,687	Federal Home Loan Mortgage Corporation 2.00%, 01/01/2052	348,309
123,739	Federal Home Loan Mortgage Corporation 2.50%, 02/01/2052	102,886
480,130	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	398,521
636,837	Federal Home Loan Mortgage Corporation 2.50%, 04/01/2052	529,341
768,962	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	666,535
506,579	Federal Home Loan Mortgage Corporation 3.00%, 05/01/2052	439,154
409,967	Federal Home Loan Mortgage Corporation 2.50%, 05/01/2052	344,995
375,970	Federal Home Loan Mortgage Corporation 3.00%, 06/01/2052	325,502
458,894	Federal Home Loan Mortgage Corporation 3.50%, 08/01/2052	413,352
621,124	Federal Home Loan Mortgage Corporation 4.00%, 08/01/2052	578,742
304,289	Federal Home Loan Mortgage Corporation 2.50%, 08/01/2052	252,391
659,810	Federal Home Loan Mortgage Corporation 3.00%, 09/01/2052	571,853
378,167	Federal Home Loan Mortgage Corporation 2.50%, 10/01/2052	313,721
464,661	Federal Home Loan Mortgage Corporation 3.50%, 01/01/2055	418,510
92,091	Federal National Mortgage Association 3.03%, 12/01/2025	91,327
257,634	Federal National Mortgage Association 2.50%, 09/01/2051	213,738
86,305	Federal National Mortgage Association 2.50%, 12/01/2051	71,600
84,689	Federal National Mortgage Association 2.50%, 01/01/2052	70,259
240,274	Federal National Mortgage Association 2.00%, 03/01/2052	190,290
512,629	Federal National Mortgage Association 3.00%, 04/01/2052	444,153
512,109	Federal National Mortgage Association 2.50%, 04/01/2052	425,718
477,922	Federal National Mortgage Association 2.50%, 04/01/2052	396,478
158,753	Federal National Mortgage Association 3.00%, 04/01/2052	138,663
209,600	Federal National Mortgage Association 2.50%, 05/01/2052	173,886
319,882	Federal National Mortgage Association 2.50%, 06/01/2052	265,923
444,613	Federal National Mortgage Association 4.00%, 06/01/2052	414,300
618,927	Federal National Mortgage Association 3.00%, 06/01/2052	536,060
43,494	Federal National Mortgage Association 3.00%, 06/01/2052	37,656
450,795	Federal National Mortgage Association 2.50%, 06/01/2052	375,587
419,644	Federal National Mortgage Association 3.50%, 07/01/2052	378,520
387,862	Federal National Mortgage Association 3.50%, 10/01/2052	349,790
511,996	Federal National Mortgage Association 3.00%, 10/01/2052	443,642
463,254	Federal National Mortgage Association 3.50%, 04/01/2053	417,430
247,000	Federal National Mortgage Association 5.00%, 08/25/2055	241,920
722,000	Federal National Mortgage Association 4.50%, 08/25/2055	690,310
Total U.S. Government Agency Mortgages (Cost $13,043,651)		13,048,082

Yankee Dollars — 1.0%
283,000	ArcelorMittal SA 6.80%, 11/29/2032	311,065
63,200	Transocean, Inc. 8.75%, 02/15/2030	64,991
Total Yankee Dollars (Cost $366,795)		376,056

Treasury Bond — 1.4%
590,000	United States Treasury Note/Bond 4.25%, 2/15/2054	538,191
Total Treasury Bond (Cost $551,823)		538,191

Total Investments — 101.0% (Cost $38,274,356)		38,528,451
Other Assets in Excess of Liabilities — (1.0%)		(385,983)
Net Assets — 100.0%		38,142,468

(a)	The rate represents the effective yield at June 30, 2025.

ETF — Exchange-Traded Fund

GO — General Obligation

RB — Revenue Bond